Disaggregated Revenues - Schedule of Business Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Business Operations [Line Items]
Total revenues	$ 4,726,433	$ 5,433,375	$ 5,136,153
IVF treatment service [Member]
Schedule of Business Operations [Line Items]
Total revenues	3,905,863	5,433,375
Fertility referral services [Member]
Schedule of Business Operations [Line Items]
Total revenues	$ 820,570